INCOME TAXES (Details 3) (U.S., USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Tax credit carryforwards
Valuation allowance against the related deferred tax assets	$ 103.8
Foreign | Tax credit subject To expiration
Tax credit carryforwards
Tax credit carryforwards	89.8
Alternative minimum tax credit | Tax credit not subject to expiration
Tax credit carryforwards
Tax credit carryforwards	1.0
R&D credit
Tax credit carryforwards
Tax credit carryforwards	13.0
R&D credit | Tax credit subject To expiration
Tax credit carryforwards
Tax credit carryforwards	10.5
R&D credit | Tax credit not subject to expiration
Tax credit carryforwards
Tax credit carryforwards	$ 2.5